SAFE liabilities - Summary of Company's SAFE liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
SAFE liabilities
Liability, beginning balance	$ 28,369	$ 15,681	$ 14,116
Issuance		4,570	1,548
Change in fair value		7,321	1,222
Foreign currency translation		797	1,205
Liability, ending balance		28,369	$ 15,681
Total SAFE liabilities
SAFE liabilities
Liability, beginning balance	57,511
Issuance	200	44,307
Finders' fees SAFE Warrants		2,000
Change in fair value	16,242	10,133
Foreign currency translation	(2,333)	1,071
Liability, ending balance	71,620	57,511
SAFEs
SAFE liabilities
Liability, beginning balance	44,340
Issuance	172	38,206
Change in fair value	13,898	5,084
Foreign currency translation	(2,257)	1,050
Liability, ending balance	56,153	44,340
SAFE Warrants
SAFE liabilities
Liability, beginning balance	13,171
Issuance	28	6,101
Finders' fees SAFE Warrants		2,000
Change in fair value	2,344	5,049
Foreign currency translation	(76)	21
Liability, ending balance	$ 15,467	$ 13,171